INTEREST RATE SWAP INSTRUMENTS	6 Months Ended
Jun. 24, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
INTEREST RATE SWAP INSTRUMENTS
INTEREST RATE SWAP INSTRUMENTS
The Company entered into an interest rate swap agreement effective April 20, 2007 (the “Swap Agreement”) to mitigate the risk associated with its variable interest rate term loan and as required by its Credit and Guaranty Debt Agreement. The Swap Agreement required the Company to pay or receive the difference between a fixed rate of interest at 4.995% plus the applicable LIBOR spread versus a floating rate spread on a notional amount of $50,000,000.
The Company entered into a second interest rate swap agreement effective April 23, 2008 (the “New Swap Agreement”) to mitigate the risk associated with its variable interest rate term loan. The New Swap Agreement required the Company to pay or receive the difference between a fixed rate of interest at 3.100% plus the applicable LIBOR spread versus a floating rate spread on a notional amount of $25,000,000.
The Swap Agreement and New Swap Agreement were executed with major financial institutions and required cash settlement on a quarterly basis which was recorded as interest expense. These derivative instruments qualified for cash flow hedge accounting under the FASB’s guidance and there was no hedge ineffectiveness. Accordingly, the Company recorded all changes in the fair value of these instruments within its Consolidated Statements of Comprehensive Income.
The Swap Agreement and New Swap Agreement expired in March 31, 2010, and $771,000 associated with these agreements was reclassified from accumulated other comprehensive loss to interest expense in the Consolidated Statements of Operations for the year ended December 31, 2010.